CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortized cost
Within one year	$ 92,048	$ 49,797
After one year through five years	69,862	0
Total	161,910	49,797
Gross unrealized gains
Within one year	141	207
After one year through five years	262	0
Total	403	207
Gross unrealized losses
Within one year	(3)	0
After one year through five years	(2)	0
Total	(5)	0
Fair value
Within one year	92,186	50,004
After one year through five years	70,122	0
Total	$ 162,308	$ 50,004